Shareholder Report, Average Annual Return (Details) 1014061_Putnam Focused Large Cap Value ETF_Single Class_TSR Annual {Single Class}	12 Months Ended	60 Months Ended	63 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Putnam Focused Large Cap Value ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Value ETF (NAV)
Average Annual Return, Percent	30.09%	16.74%	16.95%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	20.10%	11.80%	12.77%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	29.72%	11.84%	11.75%